Risk Management (Details) - Schedule of Net Losses from Operational Risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Losses from Operational Risks [Line Items]
Total	$ 55,265	$ 52,019
Recoveries of expenses	(14,095)	(33,385)
Net loss from operational risk events	41,170	18,634
Internal fraud | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	1,115	3,153
Internal fraud | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(657)	(1,720)
External fraud | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	41,496	33,786
External fraud | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(7,025)	(27,586)
Labor Practices and Business Safety | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	4,381	7,129
Labor Practices and Business Safety | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(922)	(2,160)
Clients, products and business practices | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	572	809
Clients, products and business practices | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(481)	(250)
Damage to physical assets | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	296	347
Damage to physical assets | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(1)	(2)
Business interruption and system failures | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	280	290
Business interruption and system failures | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(6)	(112)
Process execution, delivery and management | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	7,125	6,505
Process execution, delivery and management | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	$ (5,003)	$ (1,555)